Land Use Right, Net	6 Months Ended
Mar. 31, 2024
Land Use Right, Net [Abstract]
LAND USE RIGHT, NET

NOTE 8 — LAND USE RIGHT, NET

Land use right, net, consisted of the following:

	March 31, 2024	September 30, 2023
Land use rights	$1,198,186	$220,178
Less: accumulated amortization	(73,782)	(65,814)
Land use right, net	$1,124,404	$154,364

Amortization expense was $7,333 and $2,501 for the six months ended March 31, 2024 and 2023, respectively.

Estimated future amortization expense for land use rights is as follows:

Years ending March 31,
2025	$24,351
2026	24,351
2027	24,351
2028	24,351
2029	24,351
Thereafter	1,002,649
$1,124,404